CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Revenues:
Finance revenues	¥ 214,104		¥ 200,584	¥ 200,889
Gains on investment securities and dividends	43,302		30,328	35,786
Operating leases	379,665		398,655	373,910
Life insurance premiums and related investment income	351,590		295,940	189,421
Sales of goods and real estate	1,079,052		1,015,249	834,010
Services income	795,058		737,903	735,186
Total revenues	2,862,771		2,678,659	2,369,202
Expenses:
Interest expense	76,815		72,910	72,821
Costs of operating leases	252,327		243,537	245,069
Life insurance costs	255,070		200,158	121,282
Costs of goods and real estate sold	1,003,509		928,794	748,259
Services expense	482,796		451,277	445,387
Other (income) and expense, net	429		(4,396)	(3,729)
Selling, general and administrative expenses	431,594		418,746	422,692
Provision for doubtful receivables and probable loan losses	17,265		22,667	11,717
Write-downs of long-lived assets	5,525		9,134	13,448
Write-downs of securities	1,246		6,608	4,515
Total expenses	2,526,576		2,349,435	2,081,461
Operating Income	336,195		329,224	287,741
Equity in Net Income of Affiliates	50,103		26,520	45,694
Gains on sales of subsidiaries and affiliates and liquidation losses, net	49,203		63,419	57,867
Bargain purchase gain	0		5,802	0
Income before Income Taxes	435,501	[1]	424,965	391,302
Provision for Income Taxes	113,912		144,039	120,312
Net Income	321,589		280,926	270,990
Net Income Attributable to the Noncontrolling Interests	8,002		7,255	10,002
Net Income Attributable to the Redeemable Noncontrolling Interests	452		432	819
Net Income Attributable to ORIX Corporation Shareholders	¥ 313,135		¥ 273,239	¥ 260,169
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 244.40		¥ 208.88	¥ 198.73
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	244.15		208.68	198.52
Cash Dividends	¥ 56.25		¥ 46.75	¥ 58.00

[1]	ORIX Corporation Europe N. V., one of the Company's subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in "Other." Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.